Fair value of financial liabilities	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Fair value of financial liabilities
12	Fair value of financial liabilities
The directors consider that the carrying amounts of financial liabilities carried at amortized cost in the financial statements approximate their fair values.